Other Liabilities - Summary of lease payments to be made (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	$ 3,974	$ 3,631
Within 1 year [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	393	410
1 to 2 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	405	404
2 to 3 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	390	401
3 to 4 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	387	381
4 to 5 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	376	358
After 5 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	$ 2,023	$ 1,677